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Virtus Event Opportunities Trust | Virtus Westchester Event-Driven Fund
Virtus Westchester Event-Driven Fund

Virtus Westchester Event-Driven Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:
Shareholder Fees (fees paid directly from your investment
Shareholder Fees - Virtus Westchester Event-Driven Fund - Virtus Event Opportunities Trust	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:
Sold
Expense Example - Virtus Westchester Event-Driven Fund - Virtus Event Opportunities Trust - USD ($)	1 year	3 years	5 years	10 years
Class A	743	1,150	1,586	2,792
Class I	179	555	957	2,082

Held
Expense Example No Redemption - Virtus Westchester Event-Driven Fund - Virtus Event Opportunities Trust - USD ($)	1 year	3 years	5 years	10 years
Class A	743	1,150	1,586	2,792
Class I	179	555	957	2,082

Investors should retain this supplement with the Prospectuses for future reference.